Investments in associated undertakings	12 Months Ended
Dec. 31, 2025
Investments in associated undertakings
Investments in associated undertakings

B6. Investments in associated undertakings

	2025	2024
	$m	$m
Interest in Nippon Calmic Limited	35	31
Interest in individually immaterial associated undertakings	6	15
At 31 December	41	46

Nippon Calmic Limited

Nippon Calmic Limited is an associated undertaking in Japan which provides hygiene services, in which the Group has a 49% interest.

The associate is unlisted and the investment value is shown below.

	2025	2024
	$m	$m
At 1 January	31	40
Exchange differences	(1)	(4)
Share of profit[1]	9	8
Dividends received	(4)	(13)
At 31 December	35	31
1.	Share of profit is net of tax of $5m (2024: $4m).

	Assets	Liabilities	Revenue	Profit	Assets	Liabilities	Revenue	Profit
	2025	2025	2025	2025	2024	2024	2024	2024
	$m	$m	$m	$m	$m	$m	$m	$m
Nippon Calmic Ltd (49%)	78	(40)	73	9	73	(41)	67	8

Individually immaterial associates

In addition to the interest in associates disclosed above, the Group also has interests in a number of individually immaterial associates that are accounted for using the equity method.

	2025	2024
	$m	$m
At 1 January	15	16
Exchange differences	1	(1)
Write off	(8)	—
Other	(2)	—
Share of profit	1	1
Dividends received	(1)	(1)
At 31 December	6	15

There was no unrecognised share of losses related to associates (2024: $nil).